Leases - Additional Information (Details) ft² in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 119,802	$ 47,501	$ 126,801
Lease liabilities	$ 700	$ 100
Fasteignafelagid Eyjolfur hf. | ICELAND
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease remaining lease term	15 years
Area of property | ft²	140
Right-of-use assets	$ 68,500